Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Global Multi-Asset Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital growth over the medium to longer term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's initial fiscal period from June 23, 2014 to October 31, 2014, the Fund's portfolio turnover rate was 33% of the average value of its portfolio. The Fund commenced investment activities on June 23, 2014, and the portfolio turnover rate is not annualized.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 29, 2016, on the Net Annual Fund Operating Expenses, and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks sustainable income and capital growth by investing primarily in a diversified portfolio of U.S. and non-U.S. equity and fixed income securities that the Fund's advisers believe offer attractive yields backed by strong fundamentals. The advisers actively allocate the Fund's investments among various asset classes, regions, and sectors in response to changing market, economic, and political factors and events that the advisers believe may affect the relative levels of income available. The Fund's advisers also consider the potential for capital growth from investments in the different asset classes, and the risks of investments in those asset classes. The Fund may invest in companies of any size market capitalization.

The Fund invests primarily in securities of issuers located in a number of countries around the world, including emerging markets and the United States. The portfolio is not managed with reference to a specified benchmark. Every asset class is reviewed on an ongoing basis by the Fund's advisers to determine whether it provides the opportunity to enhance performance or to reduce risk. Exposure to different asset classes and strategies will vary over time, in response to changes in the advisers' assessment of changing market, economic, and political factors and events that the advisers believe may impact the value of the Fund's investments. The Fund may seek to hedge against adverse changes in the values of the currencies in which its investments are denominated, although it will not be required to do so.

With respect to the Fund's global fixed income investments, the focus is on sustainability of income. The Fund may invest in fixed income securities to an unlimited extent. Fixed income securities in which the Fund may invest may be obligations of governments or government agencies or instrumentalities, supra-national issuers, or corporate issuers. They may pay fixed, variable, or floating interest rates and may include asset-backed securities, mortgage-backed securities, zero-coupon securities, convertible securities, inflation-indexed bonds, structured notes, bank loans, loan participations, loan assignments, municipal securities, and other securities bearing fixed or variable interest rates of any maturity. The Fund may invest in securities rated in any rating category and in unrated securities, and it may invest any portion of its assets in securities rated below investment grade or in unrated securities considered by the Fund's adviser to be of comparable quality (so-called "junk bonds"). The average duration of the Fund's fixed income portfolio will vary based on the advisers' forecast for interest rates, and there are no limits on the Fund's portfolio duration or average maturity. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The advisers' investment processes may result in frequent trading of the Fund's portfolio securities. The advisers may sell an investment for the Fund if they believe that the investment no longer offers attractive potential future returns compared to other investment opportunities or that it presents undesirable risks, or in an attempt to limit losses.

With respect to the Fund's global equity investments, the Fund generally intends to invest in high quality stocks with attractive yield characteristics and sustainable dividend payments to help establish a diversified and liquid portfolio. The Fund may invest in equity securities to an unlimited extent, including common stocks, preferred stocks, securities convertible into common and preferred stock, and non-convertible preferred stocks. The Fund may invest in securities of issuers in their initial public offerings ("IPOs"). In addition to the equity and fixed income investments described above, the Fund may invest in hybrid securities and other alternative investments, such as real estate investment trusts ("REITs") and other property trusts, structured products, and master limited partnerships ("MLPs"). The advisers will also invest in cash and cash equivalents strategically, potentially building the Fund's cash position when the advisers believe that attractive investments for the Fund are not available or when the advisers believe that a relatively large cash position will help ensure that the Fund will be able to invest in attractive new opportunities as they become available.

The Fund's advisers generally will seek exposure to the asset classes described above by investing directly in securities and other investments or through the use of derivatives. The Fund may also invest in other investment companies or investment pools (including investment companies or pools managed or sponsored by the adviser or the sub-adviser or their affiliates). Such pools might include, for example, other open-end or closed-end investment companies, exchange-traded funds ("ETFs"), unit investment trusts, and domestic or foreign private investment pools.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions that generally consist of futures contracts, options on futures, and swap contracts (including interest rate swaps, total return swaps, and credit default swaps). The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions including currency futures, forwards, and option transactions. The Fund generally expects to enter into any of these transactions to hedge various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; take a net long or short position in certain investments or markets; provide liquidity in the Fund; equitize cash; minimize transaction costs; generate income; adjust the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicate certain direct investments; and for asset and sector allocation purposes. The Fund may invest in warrants or options to purchase debt securities, equity securities, or commodities.

The Fund will normally hold investments in a number of different countries around the world.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

•  Debt Securities Risk: investing in debt securities, may expose the Fund to "Credit Risk," "Interest Rate Risk," "Valuation Risk," and "Inflation/Deflation Risk," among other risks;

•  Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value;

•  High Yield/Junk Bond Risk: lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general;

•  Rating Agencies Risk: ratings reflect only the views of the originating rating agencies. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in question;

•  Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

•  Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries or by foreign withholding taxes;

•  Foreign Currencies Risk: the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

•  Counterparty Risk: the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

•  Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

•  Mortgage-Backed and Asset-Backed Securities Risk: investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

•  REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT's expenses;

•  MLP Risk: investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. The manner and extent of the Fund's investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify;

•  Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

•  Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

•  IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

•  Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

•  Interest Rate Risk: fixed income, or debt, securities generally decline in value in response to increases in interest rates; in addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

•  Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

•  Fixed Income Market Risk: fixed income markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. During those periods, the Fund may experience increased levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Fixed income securities may be difficult to value during such periods;

•  Sovereign Debt Risk: a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. For example, this may occur due to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to an economy or failure to institute required economic reforms;

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance; and

•  Limited Operating History Risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Please see "Principal Risks of Investing in the Fund" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations on June 23, 2014, it does not yet have a calendar year of investment performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on June 23, 2014, it does not yet have a calendar year of investment performance.
Schroder Global Multi-Asset Income Fund - R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	495
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	541
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	541
Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	617
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	617

[1]	Based on estimated amounts for the current fiscal year.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 29, 2016 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's R6 Shares, exceed 0.70% of R6 Shares' average daily net assets, for the Fund's Investor Shares, exceed 0.85% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.10% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.